Short-term investments (Schedule of short-term investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term investments [Line Items]
Short-term investments	$ 216,146	$ 98,411
Purchase of short-term investments	652,892	397,266	212,753
Variable-rate financial instruments [Member]
Short-term investments [Line Items]
Short-term investments	207,257	98,411
Available-for-sale securities [Member]
Short-term investments [Line Items]
Short-term investments	8,889
Purchase of short-term investments	10,000
Unrealized loss on available-for-sale securities recognised in AOCI	$ 1,111